Income Taxes (Details) - Schedule of deferred tax assets	Dec. 31, 2020 USD ($)
Deferred tax assets:
Net operation loss carryforwards	$ 35,000
Total deferred tax asset	35,000
Valuation allowance	(35,000)
Deferred tax assets